Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Technical equipment and machines
Fixed Assets
Additions	€ 1,284	€ 3,206
Assets under construction
Fixed Assets
Additions	2,981	€ 12,631
Company-owned GMP IV facility
Fixed Assets
Additions	€ 2,524